John Hancock Funds II
John Hancock Currency Strategies Fund
Supplement dated 5–25–12
to the Prospectus dated 11–30–11, as supplemented 4–20–12
Effective immediately, Jeppe Ladekarl has been added as a portfolio manager of Currency Strategies Fund. Accordingly, in the “Fund summary” section, the information under the “Portfolio management” heading is amended and restated as follows:
Ken Ferguson, Ph.D.
Partner, Co-Director of Global Macro, First Quadrant
Co-portfolio manager of the fund since inception
Jeppe Ladekarl
Director, Research, First Quadrant
Co-portfolio manager of the fund since May 2012
Dori Levanoni
Partner, Co-Director of Global Macro, First Quadrant
Co-portfolio manager of the fund since inception
In the “Fund details — Who’s who” section, under the “Subadviser” heading, the information about the portfolio managers is amended and restated, as follows:
Ken Ferguson, Ph.D.
•	Partner, Co-Director of Global Macro, First Quadrant

•	Co-portfolio manager of the fund since inception

•	Quantitative manager at First Quadrant since 1994
Jeppe Ladekarl
•	Director, Research, First Quadrant

•	Co-portfolio manager of the fund since May 2012

•	Director and member of First Quadrant’s global macro investment team since 2009

•	Principal portfolio manager at World Bank (1999 – 2009)
Dori Levanoni
•	Partner, Co-Director of Global Macro, First Quadrant

•	Co-portfolio manager of the fund since inception

•	Quantitative manager at First Quadrant since 1998
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated 5–25–12 to the current Statement of Additional Information (“SAI”) as supplemented 3–30–12 and 4–20–12
John Hancock Currency Strategies Fund
Effective immediately, Jeppe Ladekarl has been added as a portfolio manager of Currency Strategies Fund.
The following amends and restates the portfolio manager information presented in Appendix B to the SAI relating to First Quadrant, L.P. regarding the portfolio managers of Currency Strategies Fund:
The following tables reflect information as of March 31, 2012 (dollar amounts in millions) and includes market values for fully funded portfolios and the notional values for margin funded portfolios, all actively managed by First Quadrant and non-discretionary portfolios managed by joint venture partners using First Quadrant, L.P. investment signals. First Quadrant (“FQ”) is defined in this context as the combination of all discretionary portfolios of First Quadrant, L.P. and its joint venture partners, but only wherein FQ has full investment discretion over the portfolios.

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Number of		Number of		Number of
Portfolio Manager	Accounts	Total Assets	Accounts	Total Assets	Accounts	Total Assets
Ken Ferguson, Ph.D.	7	$1,296	11	$866	23	$10,513
Jeppe Ladekarl	1	$103	5	$414	11	$6,566
Dori Levanoni	7	$1,296	11	$866	23	$10,513
Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the Subadviser receives a fee based on investment performance are listed in the table below.

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Number of		Number of		Number of
Portfolio Manager	Accounts	Total Assets	Accounts	Total Assets	Accounts	Total Assets
Ken Ferguson, Ph.D.	0	$0	5	$419	13	$3,818
Jeppe Ladekarl	0	$0	1	$19	5	$1,314
Dori Levanoni	0	$0	5	$419	13	$3,818
Ownership of Fund shares: The following table indicates as of March 31, 2012 the value, within the indicated range, of shares beneficially owned by the portfolio managers of the Fund. For purposes of this table, the following letters represent the range indicated below:

A —	$0
B —	$1 – $10,000
C —	$10,001 – $50,000
D —	$50,001 – $100,000
E —	$100,001 – $500,000
F —	$500,001 – $1,000,000
G —	More than $1 million

Fund	Ken Ferguson, Ph.D.	Jeppe Ladekarl	Dori Levanoni

Currency Strategies Fund	E	A	A
You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.